Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Deferred income tax provision (benefit) for the effect of changes in non-U.S. and U.S. state tax rates	$ 18	$ 3	$ (13)
Income tax payments, net of refunds	90	149	172
Deferred tax liabilities, other	2,300
Valuation allowance for deferred tax assets	403	430	415
Unrecognized Tax Benefits	(98)	(150)	(158)	$ (161)
Valuation allowance, deferred tax asset, increase (decrease)	(27)	15
Accrual for the payment of estimated interest and penalties associated with unrecognized tax benefits	22	34
Unrecognized tax benefits, decrease resulting from settlements with taxing authorities	19	2	0
Tax positions for which the ultimate benefits are highly certain, but for which there is uncertainty about the timing of such benefits	5
Income tax provision (benefit) related to special items	(74)	(121)	(453)
Undistributed earnings of foreign subsidiaries	5,900	5,700	5,200
Income tax provision (benefit)	247	466	123
Two Thousand And Six Financing Entities [Member]
Income Tax Contingency [Line Items]
Deferred tax liabilities, other	1,400
Two Thousand Seven Monetized Notes [Member]
Income Tax Contingency [Line Items]
Deferred tax liabilities, other	831
Settlement of tax audits and legislative changes
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits	$ 0	$ (1)	$ (1)